Provisions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of other provisions [abstract]
Carrying Amounts and Movements in Provisions
The carrying amounts of provisions as at December 31, 2019 and January 1, 2019 and the movements in the provisions during the year ended December 31, 2019 are as follows:

In thousands of U.S. Dollars	Player bonuses and jackpots	Deferred payment provision	Restructuring provision	Litigation provision	Other	Total
Balance at January 1, 2018	4,265	6,300	—	—	10,118	20,683
Provisions acquired in business combinations	8,349	—	1,614	—	5,297	15,260
Recognized	—	—	8,164	—	—	8,164
Adjustment to provision recognized	55,734	—	—	—	654	56,388
Payments	(48,902)	—	—	—	(7,006)	(55,908)
Accretion of discount	—	—	—	—	411	411
Foreign exchange translation losses	(862)	—	(65)	—	(880)	(1,807)
Balance – January 1, 2019	18,584	6,300	9,713	—	8,594	43,191
Recognized	50,235	—	13,198	22,953	1,154	87,540
Adjustment to provision recognized	—	—	(2,149)	—	136	(2,013)
Payments	(47,545)	—	(10,963)	(287)	(3,535)	(62,330)
Accretion of discount	—	—	—	—	108	108
Foreign exchange translation losses	128	—	12	401	776	1,317
Balance at December 31, 2019	21,402	6,300	9,811	23,067	7,233	67,813

Current portion at December 31, 2018	18,584	6,300	9,713	—	4,592	39,189
Non-current portion at December 31, 2018	—	—	—	—	4,002	4,002
Current portion at December 31, 2019	21,402	6,300	9,811	23,067	4,348	64,928
Non-current portion at December 31, 2019	—	—	—	—	2,885	2,885